Other Financial Assets	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Other Financial Assets	Other Financial Assets

	December 31, 2025	December 31, 2024
McFarlane Lake Mining (a)	$6,580	$—
Denarius Metals (b)	21,435	12,624
Total	$28,015	$12,624
a) McFarlane Lake Mining Limited
On September 29, 2025, the Company sold the Juby Project to McFarlane Lake Mining Limited ("McFarlane") for total deemed consideration of $22.0 million, which was comprised of $13.2 million in cash and 82,023,746 common shares of McFarlane, issued at a deemed price of C$0.15. The value of the shares on September 29, 2025 was C$0.13 per share and the total consideration on closing was $20.8 million. The carrying amount of the Juby Project on the date of disposition was $23.9 million, resulting in a loss of $3.2 million. The McFarlane common shares are classified as FVTPL and revalued each period end.
On initial recognition, the shares were measured at their fair value of $7.7 million based on the quoted market price of McFarlane shares at the transaction date. During the twelve months ended December 31, 2025, the Company recognized a loss of $1.1 million in gain (loss) on financial instruments related to the change in fair value of the investment in the period (December 31, 2024 - $nil). The Company's investment in McFarlane is carried at $6.6 million as at December 31, 2025.
b) Denarius Metals
On October 31, 2023, the Company subscribed for C$5.0 million of Denarius Convertible Debentures ("Denarius Debenture"). The Denarius Debenture is due, in cash, on October 19, 2028 and may be converted into common shares of Denarius Metals ("Denarius") at a conversion price of C$0.45 per share. The Denarius Debenture pays interest monthly at a rate of 12.0% per annum and also pays quarterly in cash an amount equal to the Gold Premium (as defined below) multiplied by the principal amount of the Denarius Debenture. The Gold Premium is calculated as the percentage equal to (i) 25% of the amount, if any, by which the London P.M. Fix exceeds $1,800 per ounce (up to a maximum of $4,000 per ounce), divided by (ii) $1,800.
During the year ended December 31, 2024, Denarius delayed the commencement of the Gold Premium payment by one year and extended the maturity date of the debentures by one year to October 19, 2029. As consideration, the Company received a consent fee equal to two percent, which was satisfied through the issuance of additional debentures. As a result, the total aggregate principal amount of the Denarius Convertible Debenture as at December 31, 2024 was C$5.1 million.
During the year-ended December 31, 2025, Denarius amended the Convertible Debentures to allow it to issue common shares to satisfy the monthly interest payments from June 30, 2025 to May 31, 2026 (inclusive) and the Gold Premium payments payable on each of January 31, 2026 and April 30, 2026. As consideration, the Company received a consent fee equal to two percent of the principal amount of C$5.1 million, which was satisfied through the issuance of additional debentures. As a result, the total aggregate principal amount of the Denarius Convertible Debenture as at December 31, 2025 is C$5.2 million.
The Company also owns common shares and warrants in Denarius, together with the Convertible Debentures (collectively "investment in Denarius"). The Company’s investment in Denarius is carried at $21.4 million at December 31, 2025. During the twelve months ended December 31, 2025, the Company recognized a gain of $7.3 million in gain (loss) on financial instruments related to the change in fair value of the investment in the period (twelve months ended December 31, 2024 - a gain of $2.9 million).

	Common shares	Warrants	Convertible Debenture	Total
Other financial asset as at December 31, 2023	$3,996	$249	$5,511	$9,756
Change in fair value	895	(98)	2,071	2,868
Other financial asset as at December 31, 2024	$4,891	$151	$7,582	$12,624
Issuance of additional Denarius Debenture	—	—	102	102
Purchase of Denarius marketable securities	1,167	262	—	1,429
Change in fair value	1,713	8	5,559	7,280
Other financial asset as at December 31, 2025	$7,771	$421	$13,243	$21,435